Brighthouse Balanced Plus Portfolio Annual Fund Operating Expenses - Brighthouse Balanced Plus Portfolio - Class B	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.24%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.42%
Expenses (as a percentage of Assets)	1.17%